Quarterly Report
April 30, 2022
MFS®  High Yield Pooled Portfolio
HYP-Q1

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.0%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,317,000	$1,277,490
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,402,000	1,289,840
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,950,000	2,603,375
Moog, Inc., 4.25%, 12/15/2027 (n)		3,755,000	3,496,844
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,372,000	3,355,140
TransDigm, Inc., 6.375%, 6/15/2026		2,275,000	2,246,449
TransDigm, Inc., 5.5%, 11/15/2027		2,015,000	1,847,735
TransDigm, Inc., 4.625%, 1/15/2029		2,196,000	1,910,915
			$18,027,788
Automotive – 2.5%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$3,935,000	$3,932,560
Dana, Inc., 5.375%, 11/15/2027		1,931,000	1,824,795
Dana, Inc., 5.625%, 6/15/2028		516,000	492,135
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,281,514
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,100,000	1,722,000
Ford Motor Co., 5.113%, 5/03/2029		2,255,000	2,136,613
Ford Motor Co., 4.75%, 1/15/2043		2,380,000	1,915,900
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		2,735,000	2,625,600
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		3,170,000	3,098,675
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,025,000	1,642,376
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		1,805,000	1,371,800
			$22,043,968
Broadcasting – 2.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$3,109,000	$2,825,304
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		3,730,000	3,215,111
iHeartCommunications, Inc., 8.375%, 5/01/2027		695,000	688,050
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		2,375,000	2,268,125
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,443,709
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	833,474	871,278
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$3,426,000	3,074,835
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		5,459,000	4,885,805
			$20,272,217
Brokerage & Asset Managers – 1.7%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$2,105,000	$1,960,281
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		4,185,000	3,970,519
LPL Holdings, Inc., 4%, 3/15/2029 (n)		3,146,000	2,862,860
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,955,000	1,784,915
NFP Corp., 4.875%, 8/15/2028 (n)		2,395,000	2,179,450
NFP Corp., 6.875%, 8/15/2028 (n)		2,392,000	2,125,412
			$14,883,437
Building – 3.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$6,470,000	$6,033,275
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		735,000	598,106
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,870,000	3,429,788
Interface, Inc., 5.5%, 12/01/2028 (n)		3,210,000	2,908,356
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,855,000	1,604,575
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,222,000	2,183,115
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		1,490,000	1,143,727
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		3,205,000	3,237,050
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		2,355,000	2,260,800
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		2,540,000	2,241,499
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,460,000	1,343,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$3,653,000	$3,046,072
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	680,000	543,089
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,035,000	1,864,569
		$32,437,221
Business Services – 2.1%
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	$3,445,000	$3,147,869
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,880,000	1,790,756
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,205,000	2,105,775
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,890,000	1,786,145
Paysafe Finance PLC, 4%, 6/15/2029 (z)	2,825,000	2,302,375
Switch Ltd., 3.75%, 9/15/2028 (n)	3,954,000	3,706,875
Switch Ltd., 4.125%, 6/15/2029 (n)	1,140,000	1,088,700
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,280,000	2,348,400
		$18,276,895
Cable TV – 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	$1,895,000	$1,847,208
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,842,000	7,008,787
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,685,000	3,215,162
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	5,165,000	4,353,062
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	2,440,000	1,939,800
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	1,500,000	1,377,203
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,590,000	3,809,700
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,425,000	2,000,625
DISH DBS Corp., 7.75%, 7/01/2026	1,305,000	1,227,568
DISH DBS Corp., 5.25%, 12/01/2026 (n)	2,415,000	2,217,332
DISH DBS Corp., 5.125%, 6/01/2029	2,015,000	1,573,937
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,719,000	2,702,074
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	846,584
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	3,845,000	3,247,141
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	3,327,000	3,006,776
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	5,760,000	5,539,162
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	4,966,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,735,000	1,700,300
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,840,000	3,340,800
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	5,010,000	4,551,385
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,900,000	4,250,750
		$64,721,356
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,474,000	$2,350,300
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	4,305,000	3,724,815
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	2,254,000	2,084,950
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,569,000	3,189,794
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,270,000	1,991,925
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,827,000	3,425,165
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	1,895,000	1,648,650
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	945,000	833,963
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	3,325,000	2,817,937
		$22,067,499
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,765,000	$1,659,100
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	745,000	663,050
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	3,345,000	2,947,882
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	2,605,000	2,422,650
PTC, Inc., 3.625%, 2/15/2025 (n)	2,230,000	2,160,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
PTC, Inc., 4%, 2/15/2028 (n)	$1,840,000	$1,705,330
		$11,558,324
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$5,136,000	$5,161,680
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	973,919
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,145,000	4,062,266
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	3,535,000	3,180,545
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,755,000	1,579,500
		$14,957,910
Conglomerates – 2.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$3,300,000	$3,275,250
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	938,000	869,995
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,019,000	4,642,575
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,425,000	2,364,375
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	270,000	278,775
Griffon Corp., 5.75%, 3/01/2028	3,716,000	3,316,530
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,969,000	2,419,735
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	2,190,000	2,195,475
TriMas Corp., 4.125%, 4/15/2029 (n)	5,986,000	5,342,505
		$24,705,215
Construction – 1.2%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,110,000	$1,999,225
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,110,000	1,037,850
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,520,000	2,144,102
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	2,650,000	2,590,375
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,721,000	2,403,391
		$10,174,943
Consumer Products – 1.1%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$2,670,000	$2,596,575
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,035,000	1,058,805
Mattel, Inc., 5.45%, 11/01/2041	975,000	978,656
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,480,000	2,356,000
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,185,000	1,004,584
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	2,360,000	1,823,100
		$9,817,720
Consumer Services – 3.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$893,957
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,495,000	2,421,634
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,224,700
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,564,000	2,822,260
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,710,000	2,357,700
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,411,000	4,801,667
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,862,000	1,829,415
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	203,816
Match Group, Inc., 5%, 12/15/2027 (n)	2,465,000	2,403,375
Match Group, Inc., 4.625%, 6/01/2028 (n)	3,615,000	3,369,795
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	920,563
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	1,995,000	1,672,349
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,760,000	1,425,934
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,343,000	3,935,844
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,165,000	2,105,462
		$32,388,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 2.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,777,076	$1,492,744
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	1,750,000	1,526,875
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	2,951,000	2,529,096
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,700,000	3,177,375
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,505,000	3,868,804
Crown Americas LLC, 5.25%, 4/01/2030 (n)	2,460,000	2,438,475
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,470,000	4,328,502
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,275,200
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,965,000	1,940,437
		$22,577,508
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$4,625,000	$3,630,625
Electronics – 1.8%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$1,155,000	$759,054
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	1,316,000	1,164,660
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,089,813
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,782,000	1,567,661
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,130,000	2,153,963
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,320,000	4,287,600
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,885,000	1,714,766
Synaptics, Inc., 4%, 6/15/2029 (n)	2,775,000	2,446,495
		$15,184,012
Energy - Independent – 3.5%
Antero Resources Corp., 7.625%, 2/01/2029 (n)	$1,420,000	$1,504,632
Callon Petroleum Co., 6.125%, 10/01/2024	1,440,000	1,421,654
Callon Petroleum Co., 8%, 8/01/2028 (n)	900,000	930,888
CNX Resources Corp., 6%, 1/15/2029 (n)	2,482,000	2,448,667
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,215,000	3,250,944
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	1,980,000	1,937,649
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,830,000	1,834,575
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,475,000	1,352,560
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,350,000	2,413,615
Occidental Petroleum Corp., 6.625%, 9/01/2030	4,328,000	4,690,470
Occidental Petroleum Corp., 6.6%, 3/15/2046	1,865,000	2,032,850
SM Energy Co., 5.625%, 6/01/2025	1,490,000	1,456,475
SM Energy Co., 6.5%, 7/15/2028	1,560,000	1,537,926
Southwestern Energy Co., 5.95%, 1/23/2025	186,400	189,080
Southwestern Energy Co., 8.375%, 9/15/2028	1,265,000	1,367,781
Southwestern Energy Co., 5.375%, 3/15/2030	1,525,000	1,505,709
		$29,875,475
Entertainment – 3.2%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,025,000	$858,509
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	6,195,000	6,063,356
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,295,000	2,078,157
Carnival Corp. PLC, 6%, 5/01/2029 (n)	770,000	691,075
Life Time, Inc., 5.75%, 1/15/2026 (n)	2,475,000	2,401,492
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,155,000	2,128,063
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,235,000	2,050,613
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,700,000	1,581,000
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,765,000	1,630,525
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,240,000	1,139,492
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	3,380,812
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	2,950,000	2,684,264
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	1,435,000	1,215,660
		$27,903,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,750,749	$1,453,420
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,715,000	2,682,447
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	7,216,980	6,224,501
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,716,000	3,345,825
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,075,000	2,982,750
OneMain Finance Corp., 6.875%, 3/15/2025	1,935,000	1,944,675
OneMain Finance Corp., 8.875%, 6/01/2025	1,263,000	1,325,519
OneMain Finance Corp., 7.125%, 3/15/2026	1,350,000	1,366,875
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	3,275,000	2,800,125
		$24,126,137
Food & Beverages – 3.4%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,005,000	$4,078,572
BellRing Brands, Inc., 7%, 3/15/2030 (n)	1,850,000	1,808,375
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	2,700,000	2,787,777
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	5,290,000	4,720,690
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,640,000	3,532,347
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,748,000	2,598,234
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,995,000	3,415,725
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,515,000	3,059,509
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,500,000	3,232,950
		$29,234,179
Gaming & Lodging – 6.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,740,000	$1,644,544
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,130,375
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	1,910,000	1,637,825
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	1,906,000	1,946,502
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,456,000	2,566,520
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	1,880,000	1,875,300
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	4,117,000	3,730,084
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,387,000	2,868,349
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,170,000	3,932,391
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	842,757
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	2,780,000	2,446,400
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)	1,035,000	969,091
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,470,000	1,297,275
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	876,120
MGM Resorts International Co., 4.75%, 10/15/2028	2,455,000	2,255,040
Scientific Games Corp., 8.625%, 7/01/2025 (n)	670,000	701,825
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)	1,722,000	1,635,900
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,950,000	1,996,386
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)	2,850,000	2,835,750
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	3,420,000	3,240,895
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)	1,110,000	1,143,300
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)	1,701,000	1,615,950
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	740,000	664,794
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,379,276
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	4,513,000	4,206,296
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	1,470,000	1,351,915
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)	870,000	776,806
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	1,900,000	1,629,250
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,654,000	2,116,565
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	1,720,000	1,506,066
		$57,819,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.1%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$1,530,000	$1,442,025
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,325,000	2,992,500
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	1,980,000	1,806,750
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,853,000	3,646,672
		$9,887,947
Insurance - Health – 0.2%
Centene Corp., 3%, 10/15/2030	$2,305,000	$2,005,350
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,465,000	$4,222,238
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,170,000	1,908,428
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	700,000	697,344
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,102,000	1,928,585
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	2,304,000	2,101,317
		$10,857,912
Machinery & Tools – 0.7%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$3,120,000	$3,120,000
Terex Corp., 5%, 5/15/2029 (n)	3,615,000	3,321,968
		$6,441,968
Medical & Health Technology & Services – 6.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$3,275,000	$2,914,750
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	4,000,000	3,805,160
Catalent, Inc., 3.125%, 2/15/2029 (n)	5,812,000	5,043,305
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	7,085,000	6,411,925
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,780,000	1,844,009
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	4,435,000	3,647,788
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	745,000	653,104
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	1,992,300
DaVita, Inc., 3.75%, 2/15/2031 (n)	2,578,000	2,101,070
Encompass Health Corp., 5.75%, 9/15/2025	1,780,000	1,811,150
HCA, Inc., 5.875%, 2/15/2026	2,400,000	2,485,200
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	2,878,000	2,863,611
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	4,840,000	4,795,569
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	827,875
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,910,000	1,962,659
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,291,000	3,796,033
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	4,354,000	4,179,622
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	2,245,000	2,180,456
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	2,035,000	1,755,188
		$55,070,774
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027	$4,005,000	$3,924,900
Metals & Mining – 4.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,385,000	$3,440,006
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,089,000	2,478,922
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,695,000	2,728,337
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	2,305,000	2,230,088
Ero Copper Corp., 6.5%, 2/15/2030 (n)	1,307,000	1,172,784
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,445,000	1,448,613
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,768,000	1,776,840
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,075,000	3,606,049
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,674,000	2,440,694
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	5,251,000	4,817,792
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,930,000	1,664,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.25%, 11/15/2026 (n)	$1,705,000	$1,555,727
Novelis Corp., 4.75%, 1/30/2030 (n)	2,985,000	2,745,394
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,172,203
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)	1,311,495	1,380,349
		$34,658,423
Midstream – 4.8%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,944,000	$1,861,380
Cheniere Energy Partners LP, 4%, 3/01/2031	4,135,000	3,742,609
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,182,180
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,893,000	3,487,661
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	671,000	664,994
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	246,000	248,460
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,499,000	6,206,545
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,354,831
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	1,287,200	1,200,314
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	1,445,000	1,408,875
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	4,225,000	3,938,376
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,095,000	4,318,792
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	3,055,000	2,936,619
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	1,145,000	1,038,332
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,405,000	2,194,562
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,650,000	2,404,875
Western Midstream Operating LP, 4.55%, 2/01/2030	1,219,000	1,119,883
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	981,319
Western Midstream Operation LP, 5.5%, 8/15/2048	710,000	631,900
		$41,922,507
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$415,000	$425,375
Network & Telecom – 0.4%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$3,607,000	$3,408,615
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,440,000	$1,476,000
Oils – 0.8%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,400,000	$3,850,000
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	1,900,000	1,834,545
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,520,000	1,337,600
		$7,022,145
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$3,580,000	$3,418,900
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,676,400
		$5,095,300
Pharmaceuticals – 2.3%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$5,688,000	$5,704,723
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	5,415,000	3,994,483
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,715,000	1,206,083
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,890,000	4,504,912
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,461,000	2,289,468
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,851,000	2,576,591
		$20,276,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$810,000	$785,611
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,825,000	2,486,000
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	907,500
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	1,285,000	1,140,052
Stericycle, Inc., 3.875%, 1/15/2029 (n)	2,020,000	1,781,337
		$7,100,500
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,520,000	$2,143,865
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,900,000	1,885,750
		$4,029,615
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$3,324,362
Real Estate - Other – 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)	$3,890,000	$3,773,300
XHR LP, REIT, 4.875%, 6/01/2029 (n)	2,695,000	2,481,718
		$6,255,018
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$1,980,000	$1,712,938
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$2,134,000	$1,920,877
Bath & Body Works, Inc., 5.25%, 2/01/2028	6,740,000	6,470,400
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,975,000	2,440,571
		$10,831,848
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$2,796,000	$2,680,190
Specialty Stores – 1.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$2,796,000	$2,515,645
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	1,610,000	1,383,666
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	1,855,000	1,460,813
Penske Automotive Group Co., 3.75%, 6/15/2029	3,993,000	3,405,270
		$8,765,394
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$4,125,000	$3,863,784
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,570,000	2,164,968
		$6,028,752
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)	$2,980,000	$2,460,973
SBA Communications Corp., 3.875%, 2/15/2027	2,823,000	2,679,592
SBA Communications Corp., 3.125%, 2/01/2029	4,865,000	4,172,954
Sprint Capital Corp., 6.875%, 11/15/2028	3,840,000	4,214,746
Sprint Corp., 7.125%, 6/15/2024	1,100,000	1,157,750
Sprint Corp., 7.625%, 3/01/2026	6,145,000	6,674,576
T-Mobile USA, Inc., 2.625%, 4/15/2026	2,365,000	2,193,537
		$23,554,128
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,035,000	$1,056,404
Vector Group Ltd., 5.75%, 2/01/2029 (n)	1,550,000	1,360,125
		$2,416,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.9%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,648,000	$3,377,027
Calpine Corp., 5.125%, 3/15/2028 (n)	3,750,000	3,406,406
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,770,000	1,672,650
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,805,000	4,992,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,266,000	2,249,435
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	479,460
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,055,000	1,946,558
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,655,000	1,626,037
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,495,000	4,197,903
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,354,500
		$25,302,276
Total Bonds		$831,158,491
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,312	$1,077,001
Construction – 0.1%
ICA Tenedora S.A. de C.V. (u)	258,532	$215,375
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$949,047
Total Common Stocks		$2,241,423

Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,697	$19,409
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,697	17,561
Total Contingent Value Rights		$36,970
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	42,350	$4,734

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.28% (v)	20,918,222	$20,918,222

Other Assets, Less Liabilities – 1.3%		11,590,202
Net Assets – 100.0%		$865,950,042
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,918,222 and $833,441,618, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $703,572,834, representing 81.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/11/21	$2,807,435	$2,302,375
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,022,388	EUR	927,860	BNP Paribas S.A.	7/15/2022	$39,777
Liability Derivatives
GBP	20,890	USD	27,449	Brown Brothers Harriman	7/15/2022	$(1,173)
GBP	122,228	USD	160,132	HSBC Bank	7/15/2022	(6,393)
GBP	43,439	USD	57,029	JPMorgan Chase Bank N.A.	7/15/2022	(2,392)
GBP	11,195	USD	14,668	State Street Bank Corp.	7/15/2022	(587)
						$(10,545)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	167	$19,899,094	June – 2022	$1,178,828
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$4,220,625	June – 2022	$(400,393)
U.S. Treasury Ultra Bond	Long	USD	6	962,625	June – 2022	(140,407)
						$(540,800)
At April 30, 2022, the fund had cash collateral of $190,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$1,077,001	$—	$1,077,001
United States	—	—	949,047	949,047
Mexico	—	—	215,375	215,375
United Kingdom	—	—	4,734	4,734
Municipal Bonds	—	425,375	—	425,375
U.S. Corporate Bonds	—	715,428,252	—	715,428,252
Foreign Bonds	—	115,341,834	—	115,341,834
Mutual Funds	20,918,222	—	—	20,918,222
Total	$20,918,222	$832,272,462	$1,169,156	$854,359,840
Other Financial Instruments
Futures Contracts – Assets	$1,178,828	$—	$—	$1,178,828
Futures Contracts – Liabilities	(540,800)	—	—	(540,800)
Forward Foreign Currency Exchange Contracts – Assets	—	39,777	—	39,777
Forward Foreign Currency Exchange Contracts – Liabilities	—	(10,545)	—	(10,545)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$1,168,929
Change in unrealized appreciation or depreciation	227
Balance as of 4/30/22	$1,169,156
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $227. At April 30, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,340,223	$44,165,908	$47,587,909	$—	$—	$20,918,222
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$52,026	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.